UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 03/31/2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   May 12, 2000


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:   559565

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FORM 13F INFORMATION TABLE
                                                   Badgley, Phelps and Bell, Inc.
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corp                       COM              00130H105    15315   194475 SH       Sole                    46734            147741
Abbott Laboratories            COM              002824100     1594    45305 SH       Sole                                      45305
Albertson's                    COM              013104104      727    23560 SH       Sole                      200             23360
America Online                 COM              02364J104      657     9740 SH       Sole                                       9740
American Home Products         COM              026609107      233     4330 SH       Sole                                       4330
American Int'l Group           COM              026874107    16922   154542 SH       Sole                    32583            121960
Amgen Inc                      COM              031162100      247     4030 SH       Sole                                       4030
Automatic Data Processing      COM              053015103    15355   318235 SH       Sole                    60569            257666
BP Amoco PLC - Spons ADR       COM              055622104      551    10348 SH       Sole                                      10348
Bank of America                COM              060505104      747    14245 SH       Sole                        1             14244
Bristol-Myers Squibb           COM              110122108      992    17097 SH       Sole                                      17097
CVS Corp                       COM              126650100     8211   218585 SH       Sole                    62797            155788
Cardinal Health Inc            COM              14149Y108     6008   130972 SH       Sole                    42976             87996
Charles Schwab Corp            COM              808513105     9573   168500 SH       Sole                    49650            118850
Chevron Corp                   COM              166751107     3759    40669 SH       Sole                                      40669
Cintas Corporation             COM              172908105    13089   334002 SH       Sole                    85428            248575
Cisco Systems                  COM              17275R102    42991   556062 SH       Sole                    72052            484010
Citigroup                      COM              172967101      455     7605 SH       Sole                                       7605
Coca-Cola Co                   COM              191216100     1006    21437 SH       Sole                                      21437
Colgate-Palmolive              COM              194162103     8443   149764 SH       Sole                    33500            116264
Costco Wholesale Corp          COM              22160K105    17561   334089 SH       Sole                    69512            264577
Disney Walt Co                 COM              254687106     2161    52387 SH       Sole                                      52387
EMC Corporation                COM              268648102    16864   133838 SH       Sole                    30499            103339
Ecolab Inc.                    COM              278865100     8131   221625 SH       Sole                    63793            157832
Emerson Electric               COM              291011104     6377   120046 SH       Sole                    28918             91128
Exxon Mobil Corp               COM              30231G102     1679    21540 SH       Sole                      400             21140
Fannie Mae                     COM              313586109    14657   259132 SH       Sole                    51606            207526
Franklin Resources             COM              354613101     2282    68249 SH       Sole                      300             67949
General Electric               COM              369604103    25199   161919 SH       Sole                    23918            138001
Gillette Company               COM              375766102     1929    51185 SH       Sole                                      51185
Hewlett Packard                COM              428236103    15617   117530 SH       Sole                    24798             92732
Home Depot                     COM              437076102    25609   397035 SH       Sole                    70824            326211
Immunex Corp                   COM              452528102      309     4875 SH       Sole                                       4875
Intel Corp                     COM              458140100    33845   256521 SH       Sole                    39151            217370
International Business Machine COM              459200101      241     2040 SH       Sole                                       2040
Johnson & Johnson              COM              478160104    13113   186660 SH       Sole                    28863            157797
Kimberly-Clark                 COM              494368103      889    15865 SH       Sole                                      15865
Lucent Technologies            COM              549463107    13394   218681 SH       Sole                    45891            172790
MBNA Corp                      COM              55262L100     9612   376952 SH       Sole                   101372            275580
McDonald's Corp                COM              580135101     1191    31865 SH       Sole                                      31865
Medtronic Inc                  COM              585055106    22546   438321 SH       Sole                    94045            344276
Merck & Co                     COM              589331107     9883   159084 SH       Sole                    31474            127610
Microsoft Corp                 COM              594918104    31850   299760 SH       Sole                    40748            259012
Minnesota Mining & Mfg         COM              604059105      469     5295 SH       Sole                                       5295
Morgan J.P.                    COM              616880100      484     3675 SH       Sole                                       3675
NEXTEL Communications Cl A     COM              65332V103      237     1600 SH       Sole                                       1600
Nokia Corp - Spon ADR          COM              654902204     1136     5115 SH       Sole                                       5115
Nordstrom Inc                  COM              655664100      280     9490 SH       Sole                                       9490
Omnicom Group                  COM              681919106    18489   197480 SH       Sole                    43133            154347
Paychex Inc                    COM              704326107    10159   193964 SH       Sole                    41925            152039
PepsiCo Inc                    COM              713448108     2411    69125 SH       Sole                      300             68825
Pfizer Inc                     COM              717081103    11076   302937 SH       Sole                    67582            235355
Praxair Inc                    COM              74005P104     1394    33500 SH       Sole                                      33500
Procter & Gamble               COM              742718109     2166    38333 SH       Sole                                      38333
Royal Dutch Petroleum          COM              780257804      993    17175 SH       Sole                                      17175
SBC Communications             COM              78387G103     1568    37222 SH       Sole                                      37222
Schering-Plough                COM              806605101      519    13975 SH       Sole                                      13975
ServiceMaster Company          COM              81760N109      290    25750 SH       Sole                                      25750
Solectron Corp                 COM              834182107    12187   303725 SH       Sole                    65118            238607
Starbucks Corp                 COM              855244109    22682   506150 SH       Sole                   104116            402034
State Street Corp              COM              857477103    18189   187760 SH       Sole                    34738            153022
Sysco Corp                     COM              871829107    14907   412640 SH       Sole                    87263            325377
U.S. Bancorp                   COM              902973106      501    22912 SH       Sole                                      22912
Walgreen Co                    COM              931422109      216     8400 SH       Sole                                       8400
WorldCom Inc                   COM              98157D106    17399   383988 SH       Sole                    84202            299786
REPORT SUMMARY                 65 DATA RECORDS              559565            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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